Consolidated Statements of Operations - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Revenue		$ 123.4	$ 79.1	$ 336.5	$ 202.2
Cost, Product and Service [Extensible List]				us-gaap:ServiceMember
Cost of service:
Cost of service		21.2	11.2	$ 64.2	30.5
Amortization of acquired technology		5.5	6.6	16.7	19.6
Gross profit		96.7	61.3	255.6	152.1
Operating expenses:
Sales and marketing	[1]	46.1	24.2	139.7	63.0
Research and development	[1]	10.6	7.5	36.9	21.6
General and administrative	[1]	17.1	9.1	45.3	25.9
Amortization of other acquired intangibles		4.6	4.6	13.9	12.9
Restructuring and transaction-related expenses		(0.1)	2.8	12.3	11.8
Total operating expenses		78.3	48.2	248.1	135.2
Income from operations		18.4	13.1	7.5	16.9
Interest expense, net		9.7	26.5	59.3	76.9
Loss on debt extinguishment		0.0	0.0	14.9	18.2
Other (income) expense, net		(3.8)	0.0	(3.8)	0.0
Income (loss) before income taxes		12.5	(13.4)	(62.9)	(78.2)
Benefit (expense) from income taxes		(1.4)	1.0	(9.8)	5.7
Net income (loss)		11.1	(12.4)	(72.7)	(72.5)
Less: Net income (loss) attributable to ZoomInfo OpCo prior to the Reorganization Transactions		0.0	(12.4)	(5.1)	(72.5)
Less: Net income (loss) attributable to noncontrolling interests		6.2	0.0	(38.1)	0.0
Net income (loss) attributable to ZoomInfo Technologies Inc.		$ 4.9	$ 0.0	$ (29.5)	$ 0.0
DiscoverOrg Holdings
Total Revenue						$ 293.3	$ 144.3
Cost of service:
Cost of service						43.6	30.1
Amortization of acquired technology						25.0	7.7
Gross profit						224.7	106.5
Operating expenses:
Sales and marketing						90.2	42.4
Research and development						30.1	6.1
General and administrative						35.1	20.8
Amortization of other acquired intangibles						17.6	7.0
Restructuring and transaction-related expenses						15.6	3.6
Total operating expenses						188.6	79.9
Income from operations						36.1	26.6
Interest expense, net						102.4	58.2
Loss on debt extinguishment						18.2	0.0
Other (income) expense, net						0.0	(0.1)
Income (loss) before income taxes						(84.5)	(31.5)
Benefit (expense) from income taxes						6.5	2.9
Net income (loss)						$ (78.0)	$ (28.6)

[1]	Amounts include equity-based compensation expense, as follows:

Cost of service	$6.8	$1.0	$23.8	$2.9
Sales and marketing	15.2	3.1	53.6	7.2
Research and development	1.8	0.5	11.9	3.4
General and administrative	4.6	0.9	14.9	3.6
Total equity-based compensation expense	$28.4	$5.5	$104.2	$17.1